Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Document Type	20-F
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	174,691,685